Financial Instruments - Summary of Currency Risk (Detail) - Currency risk Between USD and INR [Member] - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Net exposure to foreign currency risk	$ (166,668)	$ (135,061)
Trades and other receivables [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Net exposure to foreign currency risk	1,403	2,615
Trades and other payables [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Net exposure to foreign currency risk	(168,676)	(144,478)
Cash and cash equivalents [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Net exposure to foreign currency risk	$ 605	$ 6,802